Label	Element	Value
Risk/Return;	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2019
Entity Registrant Name	dei_EntityRegistrantName	FundVantage Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001388485
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 17, 2020
Document Effective Date	dei_DocumentEffectiveDate	Jul. 17, 2020
Prospectus Date	rr_ProspectusDate	Feb. 01, 2020
Gotham Absolute Return Fund | Institutional Class
Risk/Return;	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GARIX
Gotham Enhanced Return Fund | Institutional Class
Risk/Return;	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GENIX
Gotham Neutral Fund | Institutional Class
Risk/Return;	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GONIX